Derivative Instruments - Terms of Interest Rate Swaps Underlying Swaption (Detail) - Interest Rate Swaption [Member]	6 Months Ended
Jun. 30, 2015 USD ($)
Call Option [Member]
Derivative [Line Items]
Fixed Interest Rate	3.34%
Call Option [Member] | LIBOR [Member]
Derivative [Line Items]
Principal amount	$ 155,000,000
Start Date	Apr. 28, 2017
Carrying Amount of Assets (Liability)	$ 1,958,000
Remaining Term (Years)	7 years 6 months
Fixed Interest Rate	3.34%
Put Option [Member]
Derivative [Line Items]
Fixed Interest Rate	2.15%
Put Option [Member] | LIBOR [Member]
Derivative [Line Items]
Principal amount	$ 155,000,000
Start Date	Apr. 28, 2017
Carrying Amount of Assets (Liability)	$ (1,365,000)
Remaining Term (Years)	7 years 6 months
Fixed Interest Rate	2.15%